Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 17,722	$ 16,933	$ 16,368
Operating leases, rent expense	3,683	3,507	3,414
Operating leases, future minimum payments due, current	3,003
Operating leases, future minimum payments, due in two years	2,857
Operating leases, future minimum payments, due in three years	2,694
Operating leases, future minimum payments, due in four years	2,458
Operating leases, future minimum payments, due in five years	2,233
Operating leases, future minimum payments, due thereafter	11,707
Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,142	$ 2,130	$ 2,243